Fair Value Measurements - Schedule of Estimated Fair Value was Measured Using a Monte Carlo Simulation Method (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk-free interest rate	4.36%	4.50%	4.50%	3.56%
Expected term (in years)	6 years 1 month 6 days	5 years 9 months 18 days	5 years 9 months 18 days	5 years 9 months 18 days
Expected volatility	71.00%	86.00%	85.80%	63.00%
Revenue Interest Financing and PIPE Conversion Option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock price	$ 15.25		$ 93.5
Risk-free interest rate	4.03%		4.46%
Expected term (in years)	9 months 18 days		1 year 7 months 6 days
Expected volatility	130.00%		82.50%
Earn-Out Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock price	$ 15.25		$ 93.5
Risk-free interest rate	3.60%		3.90%
Expected term (in years)	3 years 9 months 18 days		4 years 7 months 6 days
Expected volatility	105.00%		87.00%
RTW Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock price	$ 15.25
Risk-free interest rate	3.60%
Expected term (in years)	6 years 6 months
Expected volatility	90.00%